ACCRUED AND OTHER LIABILITIES (Tables)	12 Months Ended
Jun. 27, 2018
ACCRUED AND OTHER LIABILITIES [Abstract]
Other Accrued Liabilities
Other accrued liabilities consist of the following (in thousands):

	June 27, 2018	June 28, 2017
Sales tax	$14,177	$12,494
Insurance	17,821	17,484
Property tax	17,422	16,566
Dividends	16,345	17,072
Deferred sale proceeds(1)	15,523	—
Interest	7,756	7,696
Straight-line rent	5,176	4,593
Landlord contributions	2,689	2,968
Cyber security incident(2)	1,445	—
Other(3)	28,846	32,642
	$127,200	$111,515

(1)
Deferred sale proceeds primarily relates to $13.7 million for the corporate headquarters sale, please see Note 1 - Nature of Operations and Summary of Significant Accounting Policies for further details.

(2)	Cyber security incident relates to the fiscal 2018 event, please see Note 13 - Commitments and Contingencies for further details.

(3)
Other primarily consists of reserves for restaurant closure activities, certain lease reserves (see Note 13 - Commitments and Contingencies for details), accruals for utilities and services, and banquet deposits for Maggiano’s events.

Other Liabilities
Other liabilities consist of the following (in thousands):

	June 27, 2018	June 28, 2017
Straight-line rent	$55,592	$57,464
Insurance	40,093	42,532
Landlord contributions	23,334	26,402
Unfavorable leases	3,750	5,398
Unrecognized tax benefits	2,917	3,116
Other	5,999	6,212
	$131,685	$141,124